Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (5,136,434)	$ (9,860,888)	$ (10,362,335)
Net loss from discontinued operations		(251,153)	(3,663,465)
Net loss from continuing operations	(5,136,434)	(9,609,735)	(6,698,870)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	479,233	947,481	1,055,744
Depreciation and amortization	1,328,403	1,232,263	525,916
Loss from disposal of inventories		202,297
Loss from warrant redemption		1,091,719
Change in fair value of warrants liability	229,749	(527,617)	(390,324)
Loss on disposal of equipment and intangible assets		18,241
(Recovery from) provision for doubtful accounts: accounts receivable	(46,831)	(139,716)	10,014
(Recovery from) provision for doubtful accounts: other receivables and prepayments	32,213	(41,790)	(1,899)
(Recovery from) provision for doubtful accounts: advances to suppliers - third parties		(1,095)	429
Change in warranty obligation	(130,885)	141,449	(120,105)
(Recovery from) provision for inventory obsolescence	(73,860)	2,450,213	16,203
Changes in assets and liabilities:
Decrease in accounts receivable	115,239	115,854	32,700
(Increase) decrease in advances to suppliers - third parties	(341,776)	547,267	1,011,843
(Increase) decrease in advances to suppliers - related party	194,311	680,733	623,583
(Increase) decrease in other receivables and prepayments	(71,117)	13,272	1,588,626
(Increase) decrease in inventories	(2,007,026)	1,185,688	41,816
Increase in other taxes receivable	(281,373)
Decrease (increase) in long-term prepaid expenses		290,036	(148,386)
(Decrease) increase in accounts payable	(24,563)	51,579	(24,913)
(Decrease) increase in due to related parties - Trade	(475)	107,715	(40,335)
Increase (decrease) in advances from customers	206,646	63,541	(18,463)
Increase (decrease) in accrued expenses and other current liabilities	119,549	(1,315,779)	1,336,906
Decrease in other taxes payable		(113,429)	(12,178)
Net cash used in operating activities from continuing operations	(5,408,997)	(2,609,813)	(1,211,693)
Net cash used in operating activities from discontinued operations		(165,345)	(1,133,122)
Net cash used in operating activities	(5,408,997)	(2,775,158)	(2,344,815)
Cash flows from investing activities
Capital expenditures and other additions	(40,780)	(636,130)	(27,477)
Loan to a related party	(3,000,000)	(2,000,000)
Repayment from a related party	3,000,000	2,000,000
Considerations paid to BTL	(146,032)
Available-for-sale investments	(1,500,043)
Net cash used in investing activities from continuing operations	(1,686,855)	(636,130)	(27,477)
Net cash used in investing activities from discontinued operations			(384)
Net cash used in investing activities	(1,686,855)	(636,130)	(27,861)
Cash flows from financing activities
Loans from related parties	1,480,320	733,688	3,867,859
Repayments of related party loans		(2,858,748)	(1,603,590)
Proceeds from bank loans			4,008,975
Repayments of bank loans		(1,505,000)	(4,810,770)
Net proceeds from option exercises		10,150	36,250
Payment of warrant redemption		(1,116,744)
Net proceeds from issuance of common stock, net of issuance costs	1,492,538	18,412,462
Net cash provided by financing activities from continuing operations	2,972,858	13,675,808	1,498,724
Net cash provided by financing activities from discontinued operations
Net cash provided by financing activities	2,972,858	13,675,808	1,498,724
Effect of exchange rate fluctuations on cash and cash equivalents	139,656	(96,421)	(229,087)
Net (decrease) increase in cash and cash equivalents	(3,983,338)	10,168,099	(1,103,039)
Cash and cash equivalents at beginning of year	10,792,823	624,724	1,727,763
Cash and cash equivalents at end of year	6,809,485	10,792,823	624,724
-less cash and cash equivalents at end of year from discontinued operations			(9,207)
Cash and cash equivalents at end of year from continuing operations	6,809,485	10,792,823	624,724
Supplemental cash flow information
Income tax paid
Interest paid	$ 3,812	$ 128,537	$ 196,220